SHAREHOLDERS' EQUITY (Ordinary Shares) (Details)									1 Months Ended						3 Months Ended	12 Months Ended
	May 13, 2020 $ / shares shares	May 04, 2020 $ / shares shares	Feb. 06, 2019 USD ($) $ / shares shares	May 08, 2018 USD ($) $ / shares shares	Jun. 02, 2017 USD ($) $ / shares shares	Aug. 11, 2016 USD ($) $ / shares shares	Oct. 14, 2014 shares	May 11, 2010 shares	Jul. 27, 2020 USD ($) $ / shares shares	Jul. 23, 2020 USD ($) $ / shares	Apr. 22, 2020 $ / shares shares	Nov. 22, 2017 USD ($) $ / shares shares	Jan. 23, 2017 USD ($) shares	Feb. 24, 2015 USD ($) $ / shares shares	Mar. 18, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares shares	Jun. 05, 2020 $ / shares	Feb. 04, 2020 USD ($) $ / shares shares	Apr. 25, 2018 shares	Dec. 31, 2015 ₪ / shares
Class of Stock [Line Items]
Shares issued																46,239,183	8,272,908
Issuance of ordinary shares in the Private Placement, shares																			166,667
Number of units																			25,000
Issuance of ordinary shares, gross proceeds | $																		$ 17,792,000
Issuance of ordinary shares in the Private Placement, net of issuance expenses | $																4,731,000
Aggregate consideration | $																$ 31,646,000	$ 5,407,000
Placement agent [Member]
Class of Stock [Line Items]
Warrants issued																1,123,796
Placement agent [Member]
Class of Stock [Line Items]
Warrants issued																1,341,667
Subsequent Event [Member]
Class of Stock [Line Items]
Warrants issued															18,696,348
Subsequent Event [Member] | Investor [Member]
Class of Stock [Line Items]
Exercise of warrants															5,508,334
IPO [Member]
Class of Stock [Line Items]
Shares issued			1,881,500	478,407
Exercise of options																25,624
Issuance of ordinary shares in the IPO, shares														166,667
Share price | $ / shares			$ 2.58	$ 5.50										$ 72.00
Value or warrants | $																			$ 125,000
Number of units				2,738,472
Issuance of ordinary shares, gross proceeds | $				$ 20,200,000										$ 10,800,000
Proceeds warrant from the exercise warrants | $																			196,000
Stock issuance costs | $																			$ 2,900,000
Over-Allotment Option [Member]
Class of Stock [Line Items]
Warrants issued																			37,500
Private Placement [Member]
Class of Stock [Line Items]
Shares issued																					2,720,178
Price per share | $ / shares																					$ 1.75
Minimum bid price value | $ / shares																				$ 1.00
Issuance of ordinary shares in the Private Placement, net of issuance expenses | $																			$ 10,900,000
Warrants exercised on a cashless basis																		22,501
Stock issuance costs | $																			$ 1,200,000
Aggregate consideration | $																					$ 4,760,000
Private Placement [Member] | ILS [Member]
Class of Stock [Line Items]
Exercise price | ₪ / shares																							₪ 2.40
Series C [Member]
Class of Stock [Line Items]
Shares issued				478,407
Pre funded Units [Member]
Class of Stock [Line Items]
Issuance of ordinary shares, gross proceeds | $				$ 4,500,000
April-May 2020 Registered Direct Offering [Member]
Class of Stock [Line Items]
Shares issued	5,000,000	7,500,001									6,666,669
Exercise of warrants									15,000,003
Price per share | $ / shares	$ 0.60	$ 0.60									$ 0.60
Warrants issued	5,000,000	7,500,001									6,666,669					4,166,667
Exercise price | $ / shares	$ 0.80	$ 0.80									$ 0.80
Expiration period	5 years	5 years									5 years
Stock issuance costs | $																$ 1,361,000
Warrants issued to purchase ordinary shares	350,000	525,000									466,667
April-May 2020 Registered Direct Offering [Member] | Maximum [Member]
Class of Stock [Line Items]
Issuance of ordinary shares, gross proceeds | $																11,500,000
April-May 2020 Registered Direct Offering [Member] | Minimum [Member]
Class of Stock [Line Items]
Issuance of ordinary shares, gross proceeds | $																$ 10,139,000
April-May 2020 Offerings [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Exercise of warrants															24,204,682
Exercise price range upper limit | $ / shares															$ 0.80
Exercise price range lower limit | $ / shares															$ 0.75
Proceeds warrant from the exercise warrants | $															$ 19,240,000
Pre funded Units [Member]
Class of Stock [Line Items]
Number of ordinary shares available for purchase through pre-funded warrants			1,024,876	450,909
Pre-funded warrants purchase price | $ / shares			$ 2.57	$ 5.49
Exercise price | $ / shares			$ 0.01	0.01
Anti-Dilutive Warrants [Member]
Class of Stock [Line Items]
Warrants issued								32,174
Warrants expired																6,512
Anti-Dilutive Warrants [Member] | Ordinary Shares [Member]
Class of Stock [Line Items]
Exercise of warrants																	734	7,724
Underwriter Warrants [Member] | IPO [Member]
Class of Stock [Line Items]
Warrants issued																			8,334
Exercise price | $ / shares																			$ 90
Long Term Incentive Warrants [Member]
Class of Stock [Line Items]
Exercise price | $ / shares																			82.80
Warrant outstanding																378,047	378,047
Long Term Incentive Warrants [Member] | Private Placement [Member]
Class of Stock [Line Items]
Exercise price | $ / shares																			$ 82.80
Ordinary Shares [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Partial exercise of warrants																			12,500
Series A Warrants [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Partial exercise of warrants																			6,250
Series A Warrants [Member] | Private Placement [Member]
Class of Stock [Line Items]
Exercise price | $ / shares																			$ 90
Expiry date																			Feb. 24, 2020
Credit Line Agreement Warrants [Member]
Class of Stock [Line Items]
Warrants issued																			221,556
Expiration of warrants																		5,192
Principal | $																			$ 12,000,000
Expiration period																			10 years
Warrant outstanding																7,389
Pre-funded Warrants [Member]
Class of Stock [Line Items]
Exercise of warrants			1,024,876
Shares called by warrants													24,167
Issuance of ordinary shares, gross proceeds | $			$ 7,500,000
Proceeds warrant from the registered direct offering | $													$ 14,500
Stock issuance costs | $			987,000
Pre-funded Warrants [Member] | RD Offering [Member]
Class of Stock [Line Items]
Share price | $ / shares						$ 22.80
Price per unit | $ / shares						22.20
Exercise price | $ / shares						$ 0.60
Issuance of ordinary Shares in RD Offering, shares						53,635
Expiry date						Aug. 11, 2023
Proceeds warrant from the registered direct offering | $						$ 5,900,000
Proceeds warrant from the exercise warrants | $						$ 47,917,000
Legal Warrants [Member] | IPO [Member]
Class of Stock [Line Items]
Warrants issued																			1,250
Exercise price | $ / shares																			$ 60.72
One-year warrants [Member] | RD Offering [Member]
Class of Stock [Line Items]
Share price | $ / shares					$ 24.00
Exercise price | $ / shares					$ 25.50
Expiration of warrants																						13,574
Warrants exercised on a cashless basis																						56,812
Issuance of ordinary Shares in RD Offering, shares					112,460
Proceeds warrant from the registered direct offering | $					$ 2,690,000
Five-year warrants [Member] | RD Offering [Member]
Class of Stock [Line Items]
Exercise of warrants									85,228
Share price | $ / shares												$ 13.20
Exercise price | $ / shares												$ 15
Warrant outstanding																	85,228
Issuance of ordinary Shares in RD Offering, shares												189,387
Proceeds warrant from the registered direct offering | $												$ 2,500,000
Series C Warrants [Member]
Class of Stock [Line Items]
Exercise price | $ / shares				$ 5.50
Pre-funded Warrants one [Member]
Class of Stock [Line Items]
Issuance of ordinary shares, gross proceeds | $			$ 6,500,000
Series D Warrants [Member]
Class of Stock [Line Items]
Exercise price | $ / shares			$ 2.58
Warrant [Member]
Class of Stock [Line Items]
Warrant outstanding																484,196	1,453,188
Warrant that were exercised									968,992
Warrants Exercise Transaction [Member]
Class of Stock [Line Items]
Shares called by warrants									16,054,223
Warrants Exercise Transaction [Member] | Maximum [Member]
Class of Stock [Line Items]
Exercise price | $ / shares									$ 15.00
Proceeds warrant from the registered direct offering | $									$ 9,632,000
Warrants Exercise Transaction [Member] | Minimum [Member]
Class of Stock [Line Items]
Exercise price | $ / shares									$ 0.80
Proceeds warrant from the registered direct offering | $									$ 8,712,000
Stock issuance costs | $										$ 920,000
Warrants Exercise Transaction [Member] | Private Placement [Member] | Maximum [Member]
Class of Stock [Line Items]
Exercise price | $ / shares										$ 0.80
Warrants Exercise Transaction [Member] | Private Placement [Member] | Minimum [Member]
Class of Stock [Line Items]
Exercise price | $ / shares										$ 0.75
Series C Warrants to purchase ordinary shares [Member]
Class of Stock [Line Items]
Warrant outstanding																3,667,788
Placement agent [Member]
Class of Stock [Line Items]
Exercise price | $ / shares																	$ 3.225
Warrants outstanding																5,625	203,446
Placement agent [Member]
Class of Stock [Line Items]
Warrants issued																	203,446
Warrants outstanding																9,471
Pontifax Warrants [Member]
Class of Stock [Line Items]
Warrants issued							18,464
Exercise price | $ / shares																$ 60.72
Warrants outstanding																9,232